WSTCM Sector Select Risk-Managed Fund
WSTCM SECTOR SELECT RISK-MANAGED FUND RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the WSTCM Sector Select Risk-Managed Fund (the "Sector Select RM Fund") is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.
FEES AND EXPENSES OF THE SECTOR SELECT RM FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector Select RM Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WSTCM Sector Select Risk-Managed Fund - USD ($)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WSTCM Sector Select Risk-Managed Fund		Investor Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		4.06%	1.07%
Acquired Fund Fees and Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses	[1]	5.42%	2.18%
Management Fee Waivers and Expense Reimbursements	[2]	3.56%	0.57%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[1],[2]	1.86%	1.61%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Sector Select RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the "Advisor") has entered into an Expense Limitation Agreement with the Sector Select RM Fund under which it has contractually agreed to waive or reduce Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.25% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until January 1, 2019. The Expense Limitation Agreement may be terminated by the WST Investment Trust (the "Trust") or the Advisor at the end of its then-current term upon not less than 90 days' notice. The Trust's Board of Trustees (the "Board" or "Trustees") may terminate the Expense Limitation Agreement at any time.

Example

This Example is intended to help you compare the cost of investing in shares of the Sector Select RM Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sector Select RM Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Sector Select RM Fund's operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WSTCM Sector Select Risk-Managed Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	189	1,302	2,406	5,126
Institutional Shares	164	627	1,117	2,469

Portfolio Turnover

The Sector Select RM Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Sector Select RM Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Sector Select RM Fund's performance. During the most recent fiscal year, the Sector Select RM Fund's portfolio turnover rate was 346% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SECTOR SELECT RM FUND

The Sector Select RM Fund is a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Sector Select RM Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds (e.g. open end and closed end mutual funds). In implementing its strategy, the Sector Select RM Fund primarily invests in exchange traded funds ("ETFs") or baskets of securities (i.e., groups of securities related by index or sector made available through certain brokers at a discount brokerage rate).

To achieve its investment objective, the Sector Select RM Fund intends to make investments corresponding to those investments in the WSTCM Sector Select Risk-Managed Index ("WSTE Index"), which is a custom public index created and also managed by the Advisor. The WSTE Index is published by Bloomberg under the symbol "WSTE" and is calculated by S&P Dow Jones Indices. Both the Sector Select RM Fund and the WSTE Index use the same proprietary quantitative model (the "Sector Select Risk-Managed Model") developed by the Advisor to make investment decisions and allocate investments among the various primary sectors ("Sectors") of the S&P 500 Index ("Sector Investments"), fixed income securities ("Fixed Income Investments") and gold related securities ("Gold Investments").

The Sector Select Risk-Managed Model is designed to allocate portfolio investments by evaluating asset class correlation, volatility, trends and momentum. Through the Sector Select Risk-Managed Model, the Sector Select RM Fund identifies up to the five leading Sectors on the basis of momentum and risk adjusted return, with the highest Sector Investment allocation to the top ranked Sector. The Sector Select RM Fund may focus on specific Sectors at different times depending on the Advisor's assessment of market conditions. The Sector Select Risk-Managed Model also seeks to minimize systemic equity market risk. Specifically, at any given time, the Sector Select Risk-Managed Model eliminates allocations to Sectors that it determines have the potential to underperform the overall market or that are experiencing greater market volatility and risk. In addition, secondary to Sector Investment allocation, the Sector Select Risk-Managed Model has the ability to replace up to the Sector Select RM Fund's entire Sector Investment allocation with a combination of investment in Gold Investments and/or Fixed Income Investments.

Generally, the investment universe for the Sector Select Risk-Managed Model is comprised of approximately 15 different ETFs with respect to Sector Investments, Fixed-Income Investments, and Gold Investments (as discussed below). These ETFs are selected by the Advisor, based upon a variety of factors, including, without limitation, liquidity, perceived representation of the applicable asset class, and perceived investment value. Normally, the Sector Select RM Fund will hold from 2 to 8 different positions, as determined by the Sector Select Risk-Managed Model.

The Sector Investments in which the Sector Select RM Fund may invest will generally be ETFs or baskets of securities representing one or more of the Sectors. Currently, the Sectors are consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology and utilities. In general, the Advisor selects up to nine ETFs at any one time (with one ETF focusing on each of the nine different Sectors) that may be invested in by the Sector Select RM Fund as determined by the Sector Select Risk-Managed Model.

Fixed Income Investments of the Sector Select RM Fund will normally include ETFs or baskets of fixed income securities that are primarily considered "investment grade" at the time of investment. The underlying securities in the ETFs or baskets comprising the Fixed Income Investments may be issued by various public- or private-sector entities, may have fixed or floating rates and may be of any maturity or duration. In general, at any given time, the Advisor selects up to five ETFs that invest in fixed income securities of varying duration and interest rate sensitively that may be invested in by the Sector Select RM Fund as determined by the Sector Select Risk-Managed Model.

Gold Investments are generally in securities of companies (which may be ETFs) that buy and hold physical gold. The Sector Select RM Fund does not intend to hold gold directly. In general, at any given time, the Advisor selects one ETF that buys and holds gold that may be invested in by the Sector Select RM Fund as determined by the Sector Select Risk-Managed Model.

The Sector Select RM Fund's investment allocations, determined by the Sector Select Risk-Managed Model, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Sector Select RM Fund is expected to be significantly greater than 100%.

PRINCIPAL RISKS OF THE SECTOR SELECT RM FUND

An investment in the Sector Select RM Fund is subject to investment risks; therefore, you may lose money by investing in the Sector Select RM Fund. There can be no assurance that the Sector Select RM Fund will be successful in meeting its investment objective. The Sector Select RM Fund is not intended to be a complete investment program. Generally, the Sector Select RM Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Sector Select RM Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Sector Select RM Fund's portfolio) may decline, regardless of their long-term prospects.

Investment Model Risk: The share price of the Sector Select RM Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Sector Select Risk-Managed Model. The ability of the Sector Select RM Fund to meet its investment objective is directly related to the ability of the Sector Select Risk-Managed Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Sector Select Risk-Managed Model will enable the Fund to achieve positive returns or outperform the market, and if the Sector Select Risk-Managed Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Correlation Risk: Correlation risk refers to the risk that the Sector Select RM Fund's performance may vary somewhat from the performance of the index it seeks to correlate to (WSTE Index) due to such factors as the Fund's cash flow, differences in the Fund's expenses and investment limitations, and timing differences associated with additions to and deletions from the index.

Risks Related to "Fund of Funds" Structure: Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Sector Select RM Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Sector Select RM Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Sector Select RM Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to ETF NAV and Market Price: The market value of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF's underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Sector Select RM Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Sector Select RM Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Sector Select RM Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Sector Select RM Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. To the extent the Sector Select RM Fund invests a significant portion of its portfolio in securities representing one or more of the primary sectors of the S&P 500 Index, the Fund is more vulnerable to conditions that negatively affect such sectors.

Fixed Income Securities Risk: There are risks associated with the potential investment of the Sector Select RM Fund's assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Sector Select RM Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Sector Select RM Fund's Statement of Additional Information ("SAI").

●	Credit Risk. The value of the Sector Select RM Fund's fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

●	Interest Rate Risk. The value of the Sector Select RM Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. The Sector Select RM Fund may be subject to a greater risk of rising rates due to current period of historically low interest rates and the likelihood of a general rise in interest rates.

●	Maturity Risk. The value of the Sector Select RM Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investing in Floating Rate Notes: Floating rate notes attempt to protect investors against a rise in interest rates, but also carry lower yields than fixed rate notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR). Because rates on floating rate notes reset or adjust only periodically, changes in prevailing interest rates (particularly sudden or significant changes) can cause fluctuations in the value of floating rate notes.

Risks Related to Investing in Precious Metals: Risks related to investing in gold include production risks caused by geologic and environmental factors. Furthermore, investments related to precious metals may fluctuate in value sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

Concentration Risk: To the extent the WSTE Index is concentrated in a particular sector, the Sector Select RM Fund will generally also be concentrated in that sector. A fund that concentrates in a particular industry sector could experience greater volatility than funds investing in a broader range of industry sectors.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Sector Select RM Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Sector Select RM Fund expenses. High rates of portfolio turnover may lower the performance of the Sector Select RM Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Sector Select RM Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Sector Select RM Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Sector Select RM Fund is expected to be greater than 100%.

Non-diversified Fund Risk: The Sector Select RM Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Sector Select RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Sector Select RM Fund's Institutional Class. The Sector Select RM Fund's Investor Class would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Sector Select RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

WSTCM Sector Select Risk-Managed Fund Institutional Shares Calendar Year Returns

The 2017 year-to-date return of the Sector Select RM Fund's Institutional shares through September 30, 2017 is 8.35%.

Quarterly Returns During This Time Period

Highest: 6.88% (quarter ended December 31, 2014)
Lowest: -3.71% (quarter ended March 31, 2016)

Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - WSTCM Sector Select Risk-Managed Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(2.84%)	2.13%	Dec. 16, 2013
Institutional Shares | After Taxes on Distributions	(2.89%)	1.69%	Dec. 16, 2013
Institutional Shares | After Taxes on Distributions and Sales	(1.56%)	1.56%	Dec. 16, 2013
S&P 500® Index	11.96%	10.00%	Dec. 16, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Share Class only and after-tax returns for Investor Share Class will vary.

WSTCM Credit Select Risk-Managed Fund
WSTCM CREDIT SELECT RISK-MANAGED FUND RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the WSTCM Credit Select Risk-Managed Fund (the "Credit Select RM Fund") is to seek total return from income and capital appreciation.
FEES AND EXPENSES OF THE CREDIT SELECT RM FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Select RM Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WSTCM Credit Select Risk-Managed Fund - USD ($)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WSTCM Credit Select Risk-Managed Fund		Investor Shares	Institutional Shares
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.37%
Acquired Fund Fees and Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses	[1]	1.69%	1.45%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Credit Select RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in shares of the Credit Select RM Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Credit Select RM Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Credit Select RM Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WSTCM Credit Select Risk-Managed Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	172	533	918	1,998
Institutional Shares	148	459	792	1,735

Portfolio Turnover

The Credit Select RM Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Credit Select RM Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Credit Select RM Fund's performance. During the most recent fiscal year, the Credit Select RM Fund's portfolio turnover rate was 414% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE CREDIT SELECT RM FUND

The Credit Select RM Fund is a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Credit Select RM Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds (e.g. open end and closed end mutual funds).

To achieve its investment objective, the Credit Select RM Fund will generally invest in a combination of (i) U.S. high-yield debt securities (commonly known as "junk" bonds, and referred to herein as "High-Yield Securities") and (ii) U.S. investment grade debt securities and U.S. Treasury debt obligations (collectively, "Investment Grade Securities"). Debt securities are also known as fixed income securities. The Credit Select RM Fund defines High-Yield Securities as those rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by S&P Global Ratings Group ("S&P") or Fitch Ratings, Inc. ("Fitch") and defines Investment Grade Securities as those rated Baa or better by Moody's or BBB or better by S&P or Fitch or, if securities are unrated, as determined by the Advisor to be of similar credit quality. Although the Credit Select RM Fund may invest directly in debt securities, it will primarily invest in such securities indirectly through ETFs, open end and closed end mutual funds, and/or baskets of securities (i.e. pre-selected groups of securities that are related by index or sector and made available through certain brokers at a discounted brokerage rate) that each invest primarily in debt securities.

The Advisor allocates assets between High-Yield Securities and Investment Grade Securities using a proprietary quantitative model, its "Credit Select Risk-Managed Strategy." This strategy employs a combination of short-, intermediate- and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for High-Yield Securities. In allocating portfolio investments between High-Yield Securities and Investment Grade Securities, the Advisor may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Advisor's expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. Normally, the investment universe for the Credit Select Risk-Managed Strategy is comprised of approximately 10 to 20 ETFs that invest in High-Yield Securities and 5 to 10 ETFs that invest in Investment Grade Securities that are selected by the Advisor. The Advisor selects securities for their potential for interest income, capital appreciation, or both. The Credit Select RM Fund invests without restriction as to issuer credit quality, capitalization or security maturity.

Under normal circumstances, at least 80% of the Credit Select RM Fund's net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds. The Credit Select RM Fund shareholders will be provided with at least 60 days' prior notice of any change to the foregoing policy.

The Credit Select RM Fund's investment allocations, determined by the Credit Select Risk-Managed Strategy, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Credit Select RM Fund is expected to be significantly greater than 100%.

PRINCIPAL RISKS OF THE CREDIT SELECT RM FUND

An investment in the Credit Select RM Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Credit Select RM Fund will be successful in meeting its investment objective. The Credit Select RM Fund is not intended to be a complete investment program. Generally, the Credit Select RM Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Credit Select RM Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general bond market conditions.

Investment Model Risk: The share price of the Credit Select RM Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Credit Select Risk-Managed Strategy (the "Credit Select Risk-Managed Model"). The ability of the Credit Select RM Fund to meet its investment objective is directly related to the ability of the Credit Select Risk-Managed Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Credit Select Risk-Managed Model will enable the Credit Select RM Fund to achieve positive returns or outperform the market. If the Credit Select Risk-Managed Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Credit Select RM Fund's share price may be adversely affected.

Income Risk: A primary source of income for the Credit Select RM Fund will be derived from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Credit Select RM Fund's current income will be adversely affected and reduced.

Interest Rate Risk: The value of the Credit Select RM Fund's debt securities will generally vary inversely with the direction of the prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Consequently, changes in interest rates may have a significant effect on the Credit Select RM Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures. The Credit Select RM Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Credit Select RM Fund's income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Credit Select RM Fund's shares may be reduced. To the extent the Credit Select RM Fund invests in lower rated debt securities (such as High Yield Securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

Corporate Debt Securities Risk: The Credit Select RM Fund's debt securities investments may directly or indirectly include corporate debt securities. Corporate debt obligations purchased by the Credit Select RM Fund may be any credit quality, maturity or yield. Accordingly, the Credit Select RM Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor's opinion). In addition, the Credit Select RM Fund's debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody's or BBB by S&P's or Fitch (see "Junk Bonds or Lower-rated Securities Risk" below). The Credit Select RM Fund's fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor's independent assessments of the securities creditworthiness) are or may become inaccurate.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the "full faith and credit" of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Junk Bonds or Lower-Rated Securities Risk: Debt securities rated below Baa by Moody's and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below "investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Credit Select RM Fund's net asset value. These risks can reduce the value of the Credit Select RM Fund's shares and the income it earns.

Liquidity Risk: Liquidity risk is the risk that Credit Select RM Fund may not be able to sell a particular investment at an advantageous time or price. For example, if a debt security is downgraded or drops in price, the market demand for such security may be limited, making the security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Investments in debt securities, including below investment grade securities, tend to involve greater liquidity risk.

Maturity Risk: Maturity risk is another factor that can affect the value of the Credit Select RM Fund's debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Credit Select RM Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Prepayment Risk: Issuers of debt securities in which the Credit Select RM Fund may invest may be able to prepay principal due on these securities. Declining interest rates may encourage issuers to pay off their debt obligations sooner than expected. This can reduce the effective maturity of the debt security and lower returns to the Credit Select RM Fund especially if the Fund reinvests its assets at a lower prevailing interest rate.

Risks Related to ETF and Closed End Fund NAV and Market Price: The market value of the shares of an ETF or closed end fund may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF or closed end fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the ETF or closed end fund. Accordingly, there may be times when an ETF or closed end fund trades at a premium (creating the risk that the Credit Select RM Fund pays more than NAV for the ETF or fund when making a purchase) or discount (creating the risks that the Credit Select RM Fund's NAV is reduced for undervalued ETFs or closed end funds it holds, and that the Fund receives less than NAV when selling an ETF or closed end fund).

Regional and Sector Risk: Regional and sector risk is the risk that if the Credit Select RM Fund invests heavily in securities within the same state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so focused. To the extent the Credit Select RM Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fund's portfolio may be negatively affected.

Risks Related to "Fund of Funds" Structure: Investments in ETFs and open end and closed end mutual funds subject the Credit Select RM Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Credit Select RM Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Credit Select RM Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Credit Select RM Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Credit Select RM Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Credit Select RM Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Credit Select RM Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Credit Select RM Fund is expected to be greater than 100%.

Non-diversified Fund Risk: The Credit Select RM Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Credit Select RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Credit Select RM Fund's Institutional Class. The Credit Select RM Fund's Investor Class would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Credit Select RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

WSTCM Credit Select Risk-Managed Fund Institutional Shares Calendar Year Returns

The 2017 year-to-date return of the Credit Select RM Fund's Institutional shares through September 30, 2017 is 4.01%.

Quarterly Returns During This Time Period

Highest: 3.91% (quarter ended June 30, 2016)
Lowest: -0.54% (quarter ended December 31, 2015)

Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - WSTCM Credit Select Risk-Managed Fund	1 Year	Since Inception	Inception Date
Institutional Shares	12.12%	4.39%	Sep. 30, 2014
Institutional Shares | After Taxes on Distributions	10.60%	3.45%	Sep. 30, 2014
Institutional Shares | After Taxes on Distributions and Sales	6.86%	2.93%	Sep. 30, 2014
Bloomberg Barclays U.S. Corporate High Yield Bond Index	17.13%	4.65%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Share Class only and after-tax returns for Investor Share Class will vary.